Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash and cash equivalents comprised of:
Cash	$ 170,453		$ 192,683
Cash equivalents	64,993		0
Total cash and cash equivalents	$ 235,446	$ 191,162	$ 192,683	$ 131,764	$ 126,676	$ 103,986